Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The unaudited interim condensed consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying interim consolidated financial statements include the Company’s accounts and those of the Company’s wholly owned subsidiaries. Accordingly, all intercompany balances and transactions have been eliminated through the consolidation process.

In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in equity for the interim periods presented. These unaudited interim financial statements do not include certain information and footnote disclosures as required by the U.S. GAAP for complete annual financial statements. Therefore, these unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Form 20-F for the years ended December 31, 2021 and 2020.

(a)Basis of presentation

The accompanying audited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal of consolidation
(b)	Principal of consolidation

The consolidated financial statements include the accounts of the Company, its wholly and majority owned subsidiaries.

All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Non-controlling interest
(c)	Non-controlling interest
Non-controlling interests represent the equity interests in the subsidiaries that are not attributable, either directly or indirectly, to the Company.
Foreign currency translation
(d)	Foreign currency translation

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates on the date of the balance sheet. The resulting exchange differences are recorded in the statement of operations.

The reporting currency of the Company and its subsidiaries (“US$”) and the accompanying consolidated financial statements have been expressed in US$.

In general, for consolidation purposes, assets and liabilities of the Company and its subsidiaries whose functional currency is not the US$, are translated into US$, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of consolidated financial statements of the Company and its subsidiaries are recorded as a separate component of accumulated other comprehensive income within the statement of shareholders’ equity.

Translation of amounts from RMB into $ has been made at the following exchange rates for the respective periods:

	December 31, 2021	December 31, 2020
Balance sheet items, except for equity accounts	6.3726	6.5250

	For the Years Ended December 31,
	2021	2020	2019
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.4508	6.9042	6.9088

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Use of estimates

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determination of fair value of acquiree, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for loan receivables relating to direct loan business, estimates of allowances for other doubtful accounts, valuation of deferred tax assets, assumptions impacting the valuation of ordinary shares, share option, restricted shares and warrant liabilities, and other provisions and contingencies.

(e)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determination of fair value of acquiree, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for loan receivables relating to direct loan business, estimates of allowances for other doubtful accounts, valuation of deferred tax assets, assumptions impacting the valuation of ordinary shares, share option, restricted shares and warrant liabilities, and other provisions and contingencies.

Fair value of financial instruments
(f)	Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value.

As of December 31, 2021 and 2020, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash in banks and other financial institutions, accounts receivable, loan receivables, bank loan, operating lease liabilities, dividends payable, accrued liabilities and other liabilities, and due from/to related parties, which approximate their fair values because of the short-term nature of these instruments.

Warrant liabilities

The inputs used to measure the estimated fair value of warrant liabilities are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of warrant liabilities is discussed in Note 20.

As of December 31, 2021 and 2020, the Company’s warrant liabilities were comprised of Series A Warrants relating to a private placement closed in July 2018, and the warrants issued to the agent for the private placement, at the aggregated fair value of $16,998 and $13,977, respectively.

Cash and cash equivalents
(g)	Cash and cash equivalents

Cash and cash equivalents consist of bank deposits with original maturities of three months or less, all of which are unrestricted as to withdrawal and uninsured. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the U.S. Federal depository insurance coverage of $0.25 million or other limits of protection if held in financial institutions outside of the U.S., such as Government securities coverage of HK$0.50 million. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Restricted cash
(h)	Restricted cash

Restricted cash represents cash pledged with banks, other financial institutions, and other guaranteed creditors as guarantor deposit for the guarantee business customers. The banks, other financial institutions and other guaranteed creditors providing loans to the Company’s guarantee service customers generally require the Company, as the guarantor of the loans, to pledge a cash deposit of 10% to 20% of the guaranteed amount to an escrow account and is restricted from use. The deposits are released after the guaranteed loans are paid off and the Company’s guarantee obligation expires which is usually within 12 months.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable represents the consulting service fees earned from customers but have not yet collected. An allowance for doubtful accounts is established and recorded based on management’s assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company recognizes a charge-off when management determines that full repayment of the receivable is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent customer for more than six months or when the court rules against the Company to collect the outstanding balances. As of December 31, 2021 and 2020, the Company had expected current credit loss against doubtful accounts receivable of $775,330 and $740,370, respectively.

While management uses the best information available to make loan loss allowance evaluations, adjustments to the allowance may be necessary based on changes in economic and other conditions or changes in accounting guidance.

Loans receivable, net due from third parties
(j)	Loans receivable, net due from third parties

Loans receivable due from third parties primarily represent loan amounts lent to third party companies from time to time. Loans receivable due from third parties are recorded at unpaid principal balances net of expected credit loss against loans receivables that reflects the Company’s best estimate of the amounts that will not be collected.

The expected credit loss provision for loans receivable due from third parties is increased by charges to income and decreased by charge offs (net of recoveries). Recoveries represent subsequent collection of amounts previously charged-off. The increase in provision for loan losses is the netting effect of “reversal” and “provision”. If the ending balance of the provision for loan losses after any charge offs (net of recoveries) is less than the beginning balance, it will be recorded as a “reversal”; if it is larger, it will be recorded as a “provision” in the provision for loan loss. The netting amount of the “reversal” and the “provision” is presented in the consolidated statements of operations and comprehensive income.

The Company recognizes a charge-off when management determines that all or portion of a loan is deemed uncollectible. The primary factors in making that determination include sufficient information indicating that the borrower is insolvent, the Company has received notice that the borrower has filed for bankruptcy and the collectability of the loan is expected to be adversely impacted by the bankruptcy, the amount have been past due for a prolong period of time with no response from the borrower, a significant deterioration in the value of the collateral, if any and if the repayment is based solely on the collateral, has occurred and the Company has received correspondence from the borrower indicating that it does not intend to pay the contractual principal and interest.

Interest and fees receivable
(k)	Interest and fees receivable

Interest and fee receivables are accrued and credited to income as earned but not received. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual interest or principal payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan interest or principal becomes past due by more than 90 days. Additionally, any previously accrued but uncollected interest is reversed. Subsequent recognition of income occurs only to the extent payment is received, subject to management’s assessment of the collectability of the remaining interest and principal. Loans are generally restored to an accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt and past due interest is recognized at that time.

Property and equipment
(l)	Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment in value. Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:

Electronic equipment	3 years
Vehicles	3 - 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income and comprehensive income (loss).

Intangible assets, net
(m)	Intangible assets, net

On December 20, 2019, the Company acquired 65.0177% of Lixin Cayman and its subsidiaries, which are engaged in financial guarantee business, asset management, supply chain financing, and business factoring.

The acquisition was accounted for under the acquisition method of accounting which required the Company to perform an allocation of the purchase price to the assets acquired. Under the acquisition method of accounting, the total purchase price is allocated to net tangible and intangible assets based on their estimated fair values as of the acquisition date.

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years
Credit rating system	10 years

Intangible assets are recognized and measured at fair value upon acquisition, and are amortized over their useful lives in a manner that best reflects their economic benefit, which may include straight line or accelerated methods of amortization. Intangible assets are reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2021, 2020 and 2019.

Business combination
(o)	Business combination

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Customer pledged deposits
(q)	Customer pledged deposits

To mitigate the potential credit risks exposure to the financial guarantee services, the Company requires the guarantee service customers to make a deposit to the Company of the same amount as the deposit the Company pledged to the banks for their loans if the customer does not pledge or collateralize other assets with the Company. The Company recorded the deposit received as “customer pledged deposits” on the consolidated balance sheet. The deposit is returned to the customer after the customer repays the bank loan and the Company’s guarantee obligation expires.

Unearned income
(r)	Unearned income

The Company receives the commissions from guarantee services either in full at inception or in instalments during the guarantee period. For the full collection of commission at inception, the Company initially records commissions as unearned income and amortizes the commission over the period of guarantee.

(s)	Warrant liabilities

In connection with the issuances of ordinary shares, the Company may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss) during the period in which such instruments are outstanding.

(t)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 605 and therefore there was no material changes.

Pursuant to ASC606-10-15-2, the interest income generated from direct loan business, factoring business and financial guarantee income generated by financial guarantee business are scoped out of ASC606.

Management and assessment services

Service fees for management and assessment services are paid by customers for the management and assessment services provided during the loan period. The Company recognizes the revenue over the loan period using a time-based measure of progress.

Consulting services for financial guarantee customers

The Company provided financial consulting services to financial guarantee customers. Pursuant to the contracts with customers, the Company facilitated financial guarantee services between customers and financial guarantors, and charged referral fees at a fixed amount. The performance obligations are completed and control of the service is transferred at the inception of financial guarantee period. Transaction prices are generally paid upon successful facilitation. The Company recognizes the revenue at the inception of guarantee period.

(u)	Revenue recognition (continued)

Consulting services relating to debt collection services

The Company entered into agreements with certain factoring companies to provide consulting services relating to debt collection services for these customers. The management consulting services either involved two performance obligations which are to assist the customers to obtain court judgments on outstanding debt and to assist the customers to receive repayment on outstanding debt, or one performance obligation which is to assist the customers to receive repayment on outstanding debt. Pursuant to the contracts with customers, the service fees are fixed and payable upon the completion of each performance obligation. In addition, a collection amount based incentive is agreed in the agreements. The Company did not include incentive in the transaction price because the Company had limited information on the collection amount of outstanding debts. Incentive is only recognized when it is collected from the customer. The transaction price is allocated to each performance obligation based on the relative standalone selling prices of the services being provided to the customer.

1)	For the Company’s assistance with customers to obtain court judgments on outstanding debt, the customers receive and consume benefits from the services provided by the Company, and thus the Company recognized revenues over period. The Company measures progress towards completion of the performance obligation by using input method based on the staff cost incurred.

2)	For the Company’s assistance with customers to receive repayment on outstanding debt, the Company recognized revenues upon collection of outstanding debts.

Industrial operation services

On December 31, 2021, Hangzhou Zeshi investment partnership (“Hangzhou Zeshi”), a wholly-owned subsidiary of the Company, entered into an agreement with ZhongTan Future New Energy Industry Development (Zhejiang) Co., Ltd. (“ZhongTan Future”). Pursuant to the agreement, Hangzhou Zeshi will provide supply chain financial services, financial leasing services and industrial operation services, etc. Revenue of $146,245 was recognized during the year ended December 31, 2021 after the target customer was located, due diligence and initial negotiation was completed and requirements of ZhongTan Future were met.

The following table identifies the disaggregation of the Company’s revenue from services for the years ended December 31, 2021, 2020 and 2019, respectively.

	For the Years Ended December 31,
	2021	2020	2019
Management and assessment services	$440,254	$19,676	$135,938
Consulting services for financial guarantee customers	-	-	9,503
Consulting services relating to debt collection	206,792	2,108,477	493,779
Industrial operation services	146,245	-	-
	$793,291	$2,128,153	$639,220

(v)	Interest income on loans

Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

(w)	Interest income from factoring business

Interest income from factoring business is recognized ratably on a monthly basis in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties.

(x)	Financial guarantee commission

The Company receives the commissions from guarantee services either in full at inception or in instalments during the guarantee period. For the full collection of commission at inception, the Company initially records commissions as unearned income and amortizes the commission over the period of guarantee.

Warrant liabilities
(s)	Warrant liabilities

In connection with the issuances of ordinary shares, the Company may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations and comprehensive income (loss) during the period in which such instruments are outstanding.

Revenue recognition
(t)	Revenue recognition

The Company adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 605 and therefore there was no material changes.

Pursuant to ASC606-10-15-2, the interest income generated from direct loan business, factoring business and financial guarantee income generated by financial guarantee business are scoped out of ASC606.

Management and assessment services

Service fees for management and assessment services are paid by customers for the management and assessment services provided during the loan period. The Company recognizes the revenue over the loan period using a time-based measure of progress.

Consulting services for financial guarantee customers

The Company provided financial consulting services to financial guarantee customers. Pursuant to the contracts with customers, the Company facilitated financial guarantee services between customers and financial guarantors, and charged referral fees at a fixed amount. The performance obligations are completed and control of the service is transferred at the inception of financial guarantee period. Transaction prices are generally paid upon successful facilitation. The Company recognizes the revenue at the inception of guarantee period.

(u)	Revenue recognition (continued)

Consulting services relating to debt collection services

The Company entered into agreements with certain factoring companies to provide consulting services relating to debt collection services for these customers. The management consulting services either involved two performance obligations which are to assist the customers to obtain court judgments on outstanding debt and to assist the customers to receive repayment on outstanding debt, or one performance obligation which is to assist the customers to receive repayment on outstanding debt. Pursuant to the contracts with customers, the service fees are fixed and payable upon the completion of each performance obligation. In addition, a collection amount based incentive is agreed in the agreements. The Company did not include incentive in the transaction price because the Company had limited information on the collection amount of outstanding debts. Incentive is only recognized when it is collected from the customer. The transaction price is allocated to each performance obligation based on the relative standalone selling prices of the services being provided to the customer.

1)	For the Company’s assistance with customers to obtain court judgments on outstanding debt, the customers receive and consume benefits from the services provided by the Company, and thus the Company recognized revenues over period. The Company measures progress towards completion of the performance obligation by using input method based on the staff cost incurred.

2)	For the Company’s assistance with customers to receive repayment on outstanding debt, the Company recognized revenues upon collection of outstanding debts.

Industrial operation services

On December 31, 2021, Hangzhou Zeshi investment partnership (“Hangzhou Zeshi”), a wholly-owned subsidiary of the Company, entered into an agreement with ZhongTan Future New Energy Industry Development (Zhejiang) Co., Ltd. (“ZhongTan Future”). Pursuant to the agreement, Hangzhou Zeshi will provide supply chain financial services, financial leasing services and industrial operation services, etc. Revenue of $146,245 was recognized during the year ended December 31, 2021 after the target customer was located, due diligence and initial negotiation was completed and requirements of ZhongTan Future were met.

The following table identifies the disaggregation of the Company’s revenue from services for the years ended December 31, 2021, 2020 and 2019, respectively.

Interest income on loans
(v)	Interest income on loans

Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

Interest income from factoring business
(w)	Interest income from factoring business

Interest income from factoring business is recognized ratably on a monthly basis in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties.

Financial guarantee commission
(x)	Financial guarantee commission

The Company receives the commissions from guarantee services either in full at inception or in instalments during the guarantee period. For the full collection of commission at inception, the Company initially records commissions as unearned income and amortizes the commission over the period of guarantee.

Operating expenses
(y)	Operating expenses

Operating expenses consisted of salaries and employee surcharge, business taxes and surcharges, other operating expenses and changes in fair value of warrant liabilities. The other operating expenses primarily consisted of legal and consulting expenses, depreciation and amortization expenses, rental expenses and others.

Employee benefits
(z)	Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are mandated defined contribution plans by government. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $131,949, $61,296, and $31,012 for the years ended December 31, 2021, 2020, 2019, respectively.

Leases		(aa)LeasesIn February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Company adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. The Company leases its offices which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. As permitted by ASC 842, leases with expected durations of less than 12 months from inception (i.e. short-term leases) were excluded from the Company’s calculation of its lease liability and right-of-use asset. Furthermore, the Company elected to apply the package of practical expedients, which allows companies not to reassess: (a) whether its expired or existing contracts are or contain leases, (b) the lease classification for any expired or existing leases, and (c) initial direct costs for any existing leases. At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2021 and 2020.
Share-based compensation
(bb)	Share-based compensation

Share-based awards granted to the Company’s employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of share options is determined using the Black-Scholes valuation model and the fair value of restricted shares and restricted share units (“RSUs”) is determined with reference to the fair value of the underlying shares. Share-based awards granted to non-employees are initially measured at fair value on the grant date and remeasured at each reporting date through the vesting date. Such value is recognized as expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged for the consolidated statements of operations and comprehensive income (loss) with the corresponding entry to additional paid-in capital.

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. The Company is required to consider many factors and make certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated statements of operations and comprehensive income (loss), with a corresponding adjustment to equity.

Value added tax
(cc)	Value added tax

The Company is subject to value added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of value added tax is 6%. The related surcharges for revenues derived from provision medical courses are deducted from gross receipts to arrive at net revenues.

Income taxes
(dd)	Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP for income taxes. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Earnings (Loss) per share
(ee)	Earnings (Loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended December 31, 2021, 2020 and 2019, the Company had no dilutive stocks.

Comprehensive income (loss)
(ff)	Comprehensive income (loss)

A Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss) arising from foreign currency adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income (loss).

Commitments and contingencies
(gg)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Segment reporting
(hh)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. For the year ended December 31, 2021, the Company had two operating business lines, including business conducted by Adrie and its subsidiaries, primarily management and assessment services and factoring business, and business conducted by Lixin Cayman and its subsidiaries, primarily financial guarantee and consulting services. Based on management’s assessment, the Company has determined that the two operating business lines are two operating segments as defined by ASC 280 (Note 21).

Deconsolidation and discontinued operation	Deconsolidation and discontinued operation

Deconsolidation

In accordance with ASC 810, an entity should apply deconsolidation guidance when a parent sells all or part of its ownership interest in its subsidiary and as a result, the parent no longer has a controlling financial interest in the subsidiary.

Discounted operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reclassification
(jj)	Reclassification

Certain items in the consolidated financial statements of comparative period have been reclassified to conform to the consolidated financial statements for the current period, primarily for the effects of discontinued operations, and reclassification of operating income as a result of acquisition of Lixin Cayman and its subsidiaries.

Goodwill
(kk)	Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to the assets acquired and liabilities assumed in a business combination.

Goodwill is not amortized, but it is tested annually for impairment at the reporting unit level, and between annual tests if indicators of potential impairment exist. The Company has the option of performing a qualitative assessment of a reporting unit to first determine whether the quantitative impairment test is necessary. This involves an assessment of qualitative factors to determine the existence of events or circumstances that would indicate whether it is more likely than not that the carrying amount of the reporting unit to which goodwill belongs is less than its fair value. If the qualitative assessment indicates it is not more likely than not that the reporting unit’s carrying amount is less than its fair value, a quantitative impairment test is not required.

If a quantitative impairment test is required, the procedure is to identify potential impairment by comparing the reporting unit’s fair value with its carrying amount, including goodwill. The reporting unit’s fair value is determined using various valuation approaches and techniques that involve assumptions based on what the Company believes a hypothetical marketplace participant would use in estimating fair value on the measurement date. An impairment loss is recognized as the difference between the reporting unit’s carrying amount and its fair value. If the difference between the reporting unit’s carrying amount and fair value is greater than the amount of goodwill allocated to the reporting unit, the impairment loss is restricted by the amount of the goodwill allocated to the reporting unit.

The Outbreak of COVID-19
(ll)	The Outbreak of COVID-19

On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a “Public Health Emergency of International Concern,” and on March 11, 2020, the World Health Organization characterized the outbreak as a “pandemic”. COVID-19 has had a severe and negative impact on the Chinese and the global economy and such impact persists as of the date of this report. Whether this will lead to a continued downturn in the economy is still unknown.

The Company’s business operations have been affected and may continue to be affected by the ongoing COVID-19 pandemic. Although the Company resumed its operations in early March 2020, and the impact of COVID-19 on our operating results and financial performance was not significant for the 12 months ended December 31, 2021, a resurgence could negatively affect the execution of customer contracts, the collection of customer payments, or disrupt our supply chain, and the continued uncertainties associated with COVID-19 may cause the Company’s revenue and cash flows to underperform in the next 12 months. The extent of the future impact of the COVID-19 pandemic on the Company’s business and results of operations is still uncertain.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company has reviewed all the recent accounting pronouncements issued to date of the issuance of these financial statements, and does not believe any of these pronouncements will have a material impact on the Company.

(mm)	Recently issued accounting pronouncements

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The update provides “optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued.” The amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is still evaluating the impact of this new standard on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06: Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivative and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). This ASU reduces the number of accounting models for convertible debt instruments and convertible preferred stock as well as amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusion. In addition, this ASU improves and amends the related EPS guidance. These amendments are effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Company has completed its assessment and concluded that this update has no significant impact to the Company’s consolidated financial statements.

Significant risks and uncertainties
(nn)	Significant risks and uncertainties

1)	Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposures arise principally in financial guarantee activities which is an off-balance sheet financial instrument.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures including due-diligence visits and post-lending visits to the clients. The Company manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment. The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

-	Financial guarantee activities

In measuring the credit risk of financial guarantee services with customers, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development.

The Company manages their credit risk guarantee exposure by performing preliminary credit checks of each guarantee customer and ongoing monitoring of payments each month. Management periodically reviews the probability of default of guarantee customer and will accrue a guarantee liability when necessary.

In addition, the Company calculates the provision amount as below:

1.	General Reserve - is based on total balance of off-balance-sheet guarantee and to be used to cover unidentified probable loan loss. According to management assessment, the General Reserve is required to be no less than 1% of total loan guarantee balance.

2.	Specific Reserve – is based on a guarantee by guarantee basis covering losses due to risks related to the ability and intention of repayment of guarantee commissions by each customer. The reserve rate was individually assessed based on management estimate of guarantee fee commission collectability. According to management assessment, the Specific Reserve is no less than 50% of guarantee fee commission earned during the year.

The Company has been providing the financial guarantees of loans for limited history. The customer deposits or other assets are held as collateral for the repayment of each loan. As of December 31, 2021 and 2020, the amount of outstanding loans and related interests that the Company has guaranteed is approximately $47.02 million and $51.32 million, respectively.

-	Other operating activities

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash, cash equivalents and restricted cash. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2021, the Company had no deposits with a bank in the United States. As of December 31, 2021, cash of $1,947,142 and restricted cash of $29,693,689, respectively, were primarily deposited in banks located in Mainland China, which were uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits with large financial institutions in China which management believes are of high credit quality.

Significant customers are those that account for greater than 10% of the Company’s revenues. The loss of any of the Company’s significant customer could have a material adverse effect on its business, consolidated results of operations and financial condition.

During the years ended December 31, 2021 and 2020, there were two and one customer generated sales which accounted for over 10% of total revenues generated for that year, respectively. The details are as follows:

	For the years ended, December 31,
	2021	2020
Customer A	25.9%	57.4%
Customer B	23.4%	5.9%

As of December 31, 2021 and 2020, accounts receivable due from these customers as a percentage of consolidated accounts receivable were as follows:

	As of December 31,
	2021	2020
Customer A	52.5%	58.2%
Customer B	17.0%	6.5%

The Company’s operations are carried out in Mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation, and the extraction of mining resources, among other factors.

2)	Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the shareholders to obtain short-term funding to meet the liquidity shortage.

3)	Foreign currency risk

Substantially all of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

4)	Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations (Note 2).